Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Summary of Changes in Intangible Assets

Changes in intangible assets for the year ended December 31, 2021 are as follows:

(EUR thousand)	Development costs	Industrial patents and intellectual property rights	Concessions, licenses, trademarks and similar rights	Intangible fixed assets in process and advances	Other intangible assets	Total
Cost
At January 1, 2020	13,505	11,291	24,973	3,554	10,851	64,174
Additions	1,673	2,145	132	1,912	577	6,439
Reclassifications	1,891	1,646	302	(3,863)	24	—
Exchange differences	44	(222)	(37)	(15)	(500)	(730)
At December 31, 2020	17,113	14,860	25,370	1,588	10,952	69,883
Additions	112	1,298	345	3,688	46	5,489
Disposals	(1,153)	(138)	—	(362)	(91)	(1,744)
Reclassifications	—	856	—	(856)	—	—
Exchange differences	9	47	162	15	399	632
At December 31, 2021	16,081	16,923	25,877	4,073	11,306	74,260

Amortization
At January 1, 2020	4,401	8,124	10,987	—	5,838	29,350
Amortization	2,569	1,622	1,837	—	757	6,785
Exchange differences	17	(42)	(6)	—	(122)	(153)
At December 31, 2020	6,987	9,704	12,818	—	6,473	35,982
Amortization	2,896	2,243	1,656	—	709	7,504
Disposal	(1,134)	(139)	—	—	(62)	(1,335)
Exchange differences	3	30	28	—	120	181
At December 31, 2021	8,752	11,838	14,502	—	7,240	42,332

Net book value
At December 31, 2021	7,329	5,085	11,375	4,073	4,066	31,928
At December 31, 2020	10,126	5,156	12,552	1,588	4,479	33,901